Stockholders' Equity (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Capital stock shares authorized	100,000,000		100,000,000
Common stock shares authorized	90,000,000		90,000,000	90,000,000
Common stock par value	$ 0.000001		$ 0.000001	$ 0.000001
Preferred stock shares authorized	10,000,000		10,000,000	10,000,000
Preferred stock par value	$ 0.000001		$ 0.000001	$ 0.000001
Number of shares issued during period, value	$ 50,000		$ 275,000
Number of shares issued for options exercised
Number of shares issued for options exercised, value	15,400	$ 35,000
Issuance of common stock for cashless exercise of stock options
Acuitas Group Holdings, LLC [Member]
Number of shares issued during period	825,000
Number of shares issued during period, value	$ 3,240,600
Finance costs	$ 3,240,600
Legal Settlements [Member]
Number of shares issued during period	225,000
Number of shares issued during period, value	$ 1,103,750
Convertible Note Payable [Member]
Debt conversion shares issued	1,000,000
Debt conversion shares issued, value	$ 500,000
Stock Options [Member]
Number of shares issued for options exercised	35,000
Number of shares issued for options exercised, value	$ 15,400
Issuance of common stock for cashless exercise of stock options, shares	960,550
Issuance of common stock for cashless exercise of stock options	$ 1,000,000
Board of Director [Member]
Number of shares issued during period	1,000,000	100,000
Shares issued price per share	$ 0.50
Number of shares issued during period, value	$ 50,000
Investors [Member]
Number of shares issued during period	600